Average Annual Total Returns - PGIM JENNISON DIVERSIFIED GROWTH FUND	Sep. 29, 2020	Sep. 28, 2020
Class A
Average Annual Return:
1 Year	23.08%
5 Years	10.46%
10 Years	11.69%
Since Inception	none
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		21.94%
5 Years		8.37%
10 Years		10.22%
Since Inception		none
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		14.44%
5 Years		7.64%
10 Years		9.22%
Since Inception		none
Class C
Average Annual Return:
1 Year	27.80%
5 Years	10.81%
10 Years	11.46%
Since Inception	none
Class R6
Average Annual Return:
1 Year	30.51%
5 Years
10 Years
Since Inception	15.44%
Inception Date	Sep. 27, 2017
Class Z
Average Annual Return:
1 Year	30.51%
5 Years
10 Years
Since Inception	15.44%
Inception Date	Sep. 27, 2017